Derivative Instruments and Hedging Activities - Effects of Derivative Instruments on Condensed Consolidated Statements of Income and Changes in AOCI and Noncontrolling Interest (Details) - USD ($)
$ in Millions
	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Not Designated as Hedging Instruments
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Income	$ 166.6	$ 140.4	$ (67.3)
Not Designated as Hedging Instruments | Foreign currency contracts | Gain (loss) on foreign currency contracts, net
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Income	16.2	(23.8)	0.0
Not Designated as Hedging Instruments | Commodity contracts | Cost of sales
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Income	155.4	166.0	(65.0)
Not Designated as Hedging Instruments | Commodity contracts | Revenues
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Income	(5.3)	(2.0)	(2.2)
Not Designated as Hedging Instruments | Commodity contracts | Operating and administrative expenses / other operating income, net
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in Income	0.3	0.2	(0.1)
Cash Flow Hedges
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in AOCI	1.8	2.2	(28.8)
Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income	(6.9)	13.8	13.1
Cash Flow Hedges | Foreign currency contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in AOCI	0.4	0.2	3.6
Cash Flow Hedges | Foreign currency contracts | Cost of sales
Derivative Instruments, Gain (Loss)
Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income	(3.0)	17.8	17.2
Cash Flow Hedges | Cross-currency swaps
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in AOCI	1.2	0.5	0.1
Cash Flow Hedges | Cross-currency swaps | Interest expense /other operating income, net
Derivative Instruments, Gain (Loss)
Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income	1.1	(0.1)	0.4
Cash Flow Hedges | Interest rate contracts
Derivative Instruments, Gain (Loss)
Gain (Loss) Recognized in AOCI	0.2	1.5	(32.5)
Cash Flow Hedges | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss)
Gain (Loss) Reclassified from AOCI and Noncontrolling Interests into Income	$ (5.0)	$ (3.9)	$ (4.5)